Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax benefit		$ 0	$ 0	$ 0
Net operating loss for federal and state income tax		15,243,000	9,204,000
Research and development tax credit carryforwards for federal and state income tax		2,582,000	2,005,000
Increased ownership percentage		50.00%
Unrealized net operating loss carryforwards		114,000
Unrecognized tax benefits	0	0
Accrued interest or tax penalties	0	0
Income tax examination, year under examination	2011
Federal [Member]
Income Tax Disclosure [Abstract]
Net operating loss for federal and state income tax		39,231,000
Operating loss carryforwards,expiration period		2026
Research and development tax credit carryforwards for federal and state income tax		1,784,000
Research and development tax credit carryforwards,expiration period		2026
State [Member]
Income Tax Disclosure [Abstract]
Net operating loss for federal and state income tax		36,923,000
Operating loss carryforwards,expiration period		2030
Research and development tax credit carryforwards for federal and state income tax		$ 1,208,000
Research and development tax credit carryforwards,expiration period		2024